Offerings - Offering: 1	Oct. 06, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 2,337,000.00
Amount of Registration Fee	$ 357.95
Offering Note	The maximum aggregate amount of the securities to which the amended prospectus relates is $2,337,000. The fee of $357.95 was previously paid - Accession No. 0001104659-25-087093